UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2005
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/23/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  62
                                                 --------------------

Form 13F Information Table Value Total:                $180,657
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3994    54450 SH       SOLE                    54450
Advance Auto Parts             COM              00751Y106      290     7500 SH       SOLE                     7500
Affiliated Computer            COM              008190100     5305    97160 SH       SOLE                    97160
Ambac Financial                COM              023139108      252     3500 SH       SOLE                     3500
American Intl. Group           COM              026874107     3899    62926 SH       SOLE                    62926
AmerisourceBergen              COM              03073e105     2052    26550 SH       SOLE                    26550
BP p.l.c                       COM              055622104     5191    73263 SH       SOLE                    73263
Bank of America Corp           COM              060505104     1345    31938 SH       SOLE                    31938
Bear Stearns Co.               COM              073902108      560     5100 SH       SOLE                     5100
Bed Bath & Beyond              COM              075896100     4117   102475 SH       SOLE                   102475
Biomet, Inc.                   COM              090613100     3644   104980 SH       SOLE                   104980
Bristol - Myers                COM              110122108      205     8500 SH       SOLE                     8500
Cardinal Health                COM              14149y108     4447    70100 SH       SOLE                    70100
Caremark RX                    COM              141705103      527    10552 SH       SOLE                    10552
ChevronTexaco Corp             COM              166764100     2441    37708 SH       SOLE                    37708
Cisco Systems Inc              COM              17275r102      411    22940 SH       SOLE                    22940
Citigroup                      COM              172967101     3863    84867 SH       SOLE                    84867
Consolidated Edison            COM              209115104      393     8100 SH       SOLE                     8100
Dover Corp.                    COM              260003108     4506   110470 SH       SOLE                   110470
Everest RE Group               COM              g3223r108      352     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     4497    72300 SH       SOLE                    72300
First Data Corp                COM              319963104     5215   130380 SH       SOLE                   130380
Gannett                        COM              364730101     3896    56605 SH       SOLE                    56605
General Electric               COM              369604103     1198    35575 SH       SOLE                    35575
Health Management              COM              421933102     4985   212400 SH       SOLE                   212400
Hilb, Rogal & Hobbs            COM              431294107     4308   115440 SH       SOLE                   115440
Home Depot                     COM              437076102     1939    50850 SH       SOLE                    50850
Int'l Business Mach.           COM              459200101     2687    33490 SH       SOLE                    33490
J.P. Morgan Chase              COM              46625H100     4653   137135 SH       SOLE                   137135
Johnson & Johnson              COM              478160104     3957    62531 SH       SOLE                    62531
Jones Apparel Group            COM              480074103      316    11100 SH       SOLE                    11100
Kenneth Cole                   COM              193294105     2148    78700 SH       SOLE                    78700
Lehman Brothers                COM              524908100     7830    67225 SH       SOLE                    67225
Lexmark International          COM              529771107     3408    55825 SH       SOLE                    55825
Lowe's Companies               COM              548661107     8798   136610 SH       SOLE                   136610
MBIA, Inc.                     COM              55262C100     7334   120975 SH       SOLE                   120975
Merrill Lynch Inc.             COM              590188108     5663    92310 SH       SOLE                    92310
Microsoft                      COM              594918104     3931   152775 SH       SOLE                   152775
Nokia Corp                     COM              654902204      255    15075 SH       SOLE                    15075
O'Reilly Automotive            COM              686091109      874    31000 SH       SOLE                    31000
PMI Group                      COM              69344M101     5687   142650 SH       SOLE                   142650
Pepsico Inc.                   COM              713448108     5171    91188 SH       SOLE                    91188
Pfizer Inc                     COM              717081103     3977   159282 SH       SOLE                   159282
Radian Group                   COM              750236101      265     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103      328     7500 SH       SOLE                     7500
Royal Dutch Shell              COM              780257804      291     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     4546   208900 SH       SOLE                   208900
Sensient Tech.                 COM              81725t100     2643   139475 SH       SOLE                   139475
Southwest Airlines             COM              844741108     5808   371105 SH       SOLE                   371105
Symantec                       COM              871503108     2237    98700 SH       SOLE                    98700
TJX Companies Inc              COM              872540109      332    16200 SH       SOLE                    16200
Tidewater Inc                  COM              886423102     6074   124795 SH       SOLE                   124795
Transatlantic Holdings         COM              893521104     5629    98750 SH       SOLE                    98750
Tyco Intl Ltd                  COM              902124106     3707   133114 SH       SOLE                   133114
Wal-Mart Stores                COM              931142103     2832    64637 SH       SOLE                    64637
Walt Disney Co.                COM              254687106      467    19370 SH       SOLE                    19370
Wells Fargo                    COM              949746101      588    10044 SH       SOLE                    10044
Colonial Properties            COM              195872106     1256    28230 SH       SOLE                    28230
First Industrial Realty        COM              32054K103      407    10150 SH       SOLE                    10150
Highwoods Property             COM              431284108     1064    36053 SH       SOLE                    36053
Lexington Realty Tr            COM              529043101     1223    51950 SH       SOLE                    51950
Mack-Cali Realty Corp          COM              554489104      438     9750 SH       SOLE                     9750
